AMERICAN EXPRESS Financial Direct

Strategist World Fund, Inc.


1999 Semiannual Report

                                                Strategist Emerging Markets Fund
                                                    Strategist World Growth Fund
                                                    Strategist World Income Fund

Table of Contents

From the Portfolio Managers                                        2
Financial Statements (Strategist World Fund, Inc.)                 8
Notes to Financial Statements (Strategist World Fund, Inc.)       13
Financial Statements (Emerging Markets Portfolio)                 20
Notes to Financial Statements (Emerging Markets Portfolio)        23
Investments in Securities (Emerging Markets Portfolio)            30
Financial Statements (World Growth Portfolio)                     39
Notes to Financial Statements (World Growth Portfolio)            42
Investments in Securities (World Growth Portfolio)                47
Financial Statements (World Income Portfolio)                     55
Notes to Financial Statements (World Income Portfolio)            58
Investments in Securities (World Income Portfolio)                64

From the Portfolio Manager

Strategist Emerging Markets Fund

(picture of) Ian King
Ian King
Portfolio manager

Rebounds in the stock markets of many smaller countries set the stage for an exceptionally strong period for Strategist Emerging Markets Fund. Over the first half of the fiscal year, November 1998 through April 1999, the Fund generated a gain of 37.98%.

The period began with the emerging markets trying to recover from the devastation of a second bout of the so-called "Asian flu," the financial plague that resurfaced in the summer and early fall of 1998 and sent many stock markets into a virtual free fall. But, thanks in large part to three reductions in short-term interest rates by the Federal Reserve in the U.S., enough hope had returned to the emerging markets that they were able to make good progress during November.

After a lackluster winter that yielded practically flat results, the markets regained their positive momentum. Taking support from a rebound in commodity prices, particularly oil, as well as surging stock markets in the U.S. and, to a lesser degree, Europe, they quickly turned an advance into a spectacular rally that produced double-digit returns in both March and April.


A VARIETY OF WINNERS
Among those leading the charge were Turkey, Mexico, South Korea, Thailand and South Africa, each of which was well-represented in the Fund's portfolio. Investments in other markets made positive contributions as well, including Brazil, Greece and Taiwan. The great majority of the assets (92% at period-end) were invested in emerging markets, with the modest remainder in cash.

As for changes to the portfolio, I greatly reduced the cash reserves in the portfolio last November (from roughly 18% to 7%) and put the extra funds to work in stocks. This strategy worked to the Fund's advantage over the ensuing months, when many markets rallied.

Looking forward, while the past six months certainly have been gratifying, I would caution investors that the recent success does not guarantee smooth sailing from here on out. Conditions in emerging markets can -- and do -- change with great speed. Still, I do think that, on the whole, these markets are on more solid ground than a year or even six months ago. My view as this is being written in mid-May is that as long as the U.S. stock market holds together and interest in cyclical, largely commodity-driven stocks remains healthy, the emerging markets can be expected to deliver positive performance.



Ian King

From the Portfolio Manager
Strategist World Growth

(picture of) John O'Brien
John O'Brien
Portfolio manager

A calmer global investment environment and healthy stock markets in Europe and the United States set the stage for a strong performance by Strategist World Growth Fund in the first half of the fiscal year. For the six months -- November 1998 through April 1999 -- the Fund generated a total return of 20.04%. (This figure compares with the 19.07% generated by the Morgan Stanley Capital International All Country World Free Index, an unmanaged group of stocks commonly used to measure the performance of major worldwide markets.)

Showing few ill effects from the global financial turmoil that had hit just a few months earlier, stocks were already on the move in most major markets when the period began last year. Supported by continued low inflation and reductions in interest rates in the U.S. and Europe, stocks in those regions recorded strong gains through January. In that month, Europe's new currency, the euro, enjoyed a smooth launch, which added to the positive investment tone in that region. After a moderate retreat in February brought on by a temporary rise in interest rates, U.S. stocks quickly got back on track and finished the period with two straight positive months.


PUTTING CASH TO WORK
To take advantage of the improving environment, I began reducing the level of cash reserves in the portfolio at the outset of the period. I put the extra funds to work in stocks, which enhanced the Fund's performance over the ensuing months.

I kept most of the portfolio invested in Europe during the period, chiefly in the United Kingdom, France, Italy, Germany and the Netherlands. That strategy stemmed from the relationship of potential corporate earnings growth to the level of stock prices in Europe, which appeared more attractive compared with other regions. The U.S. comprised the next-largest exposure. For the most part, I avoided Japan, whose economy continued to struggle but whose stock market did show occasional signs of recovery, and the emerging markets of Southeast Asia and Latin America, which were in the earliest stage of recovery from the financial meltdown of last summer.

Looking toward the second half of the fiscal year, the investment environment continues to be largely favorable. In the U.S., the economy remains robust, while inflation and interest rates remain low. In Europe, while the economies are growing at slower rates, stock valuations continue to be relatively more attractive. Therefore, I expect to stick with an emphasis on Europe unless a change in conditions warrants a shift.




John O'Brien

From the Portfolio Manager
Strategist World Income

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

It was a mixed environment for bonds over the past six months, as a rebound in emerging-market bonds was offset by lackluster results in some major markets. Strategist World Income Fund's performance reflected these conditions, as it generated a total return (net asset value change and dividends) of 0.69% for the first half of the fiscal year -- November 1998 through April 1999.

The period got off to a good start, as falling interest rates in the U.S. and Europe provided a boost for bond prices. The biggest beneficiaries of the positive trend, though, were the smaller, or emerging, markets of Latin America and Southeast Asia, which had been pummeled in previous months by a second bout of the financial malady that came to be known as the "Asian flu." The upturn in the emerging markets continued through the end of the period, making them the best-performing segment of the global bond market for the six months. While they made up a relatively modest portion of the portfolio (about 18% throughout the period), their strong gains had a distinctly positive effect on Fund performance.

U.S. rates reverse direction
Here at home, government bonds experienced two very different environments. With interest rates following an overall downward path through January, Treasury bonds, a substantial area of investment for the Fund, rallied nicely. Then, over the final three months, interest rates reversed direction, causing Treasuries to lose ground.

In Europe, sluggish economies prompted monetary authorities to lower interest rates, which in turn helped bond prices. However, generally weak currencies, especially the new euro, reduced the ultimate return for the Fund. Investments in Europe, which emphasized countries not linked to the euro, principally the United Kingdom and Scandinavia, experienced the best overall performance thanks to relatively strong currencies over the six months.

Looking at changes to the portfolio, I reduced its duration somewhat early in the period to lessen the sensitivity of the Fund's value to changes in interest rates. About mid-period, I added a bit to holdings in Europe to take advantage of lower bond prices and currency values. Lastly, I sold some holdings in emerging markets given that prices there had risen so dramatically.

As for the rest of the fiscal year, in light of the fact that the U.S. economy remains quite strong and smaller foreign economies are showing signs of recovery, global inflation may pick up moderately in the months ahead. That, in turn, could put upward pressure on interest rates and cause bonds to struggle. On the other hand, I do expect better performance from Europe. This stems from my belief that the euro is likely to recover, thereby enhancing returns for U.S.-based investors.



Ray Goodner



Financial Statements

Statements of assets and liabilities
Strategist World Fund, Inc.


                                                                Strategist           Strategist           Strategist

                                                                 Emerging               World                World
April 30, 1999 (Unaudited)                                     Markets Fund          Growth Fund          Income Fund

Assets
Investment in corresponding Portfolio (Note 1)                    $604,043              $883,317             $666,551
Organizational costs (Note 1)                                           25                 1,057                   --
Other receivables                                                       34                     9                   16
                                                                        --                     -                   --
Total assets                                                       604,102               884,383              666,567
                                                                   -------               -------              -------

Liabilities
Dividends payable to shareholders                                       --                    --                2,561
Accrued distribution fee                                                 4                     6                    4
Accrued transfer agency fee                                              2                     1                    1
Accrued administrative services fee                                      2                     1                    1
Other accrued expenses                                              13,581                 9,554               13,283
                                                                    ------                 -----               ------
Total liabilities                                                   13,589                 9,562               15,850
                                                                    ------                 -----               ------
Net assets applicable to outstanding capital stock                $590,513              $874,821             $650,717
                                                                  ========              ========             ========

Represented by
Capital stock--  $.01 par value (Note 1)                          $  1,491              $    869             $  1,073
Additional paid-in capital                                         736,738               644,319              649,087
Undistributed (excess of distributions over)
   net investment income                                              (756)               (4,295)               2,651
Accumulated net realized gain (loss)                              (258,838)               41,604               (4,981)
Unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                           111,878               192,324                2,887
                                                                   -------               -------                -----
Total -- representing net assets applicable to
   outstanding capital stock                                      $590,513              $874,821             $650,717
                                                                  ========              ========             ========
Shares outstanding                                                 149,051                86,857              107,305
                                                                   -------                ------              -------
Net asset value per share of outstanding capital stock            $   3.96              $  10.07             $   6.06
                                                                  --------              --------             --------

See accompanying notes to financial statements.


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


Statements of operations
Strategist World Fund, Inc.

                                                                 Strategist           Strategist          Strategist
                                                                  Emerging               World               World
Six months ended April 30, 1999 (Unaudited)                     Markets Fund          Growth Fund         Income Fund

Investment income
Income:
Dividends                                                         $  3,414              $  3,673             $    127
Interest                                                             1,175                 1,238               21,761
   Less foreign taxes withheld                                        (176)                 (415)                  (2)
                                                                      ----                  ----                   --
Total income                                                         4,413                 4,496               21,886
                                                                     -----                 -----               ------

Expenses (Note 2):
Expenses allocated from corresponding Portfolio                      3,292                 3,266                2,673
Distribution fee                                                       588                 1,016                  812
Transfer agency fee                                                    313                   214                  106
Administrative services fees and expenses                              235                   244                  195
Compensation of board members                                          464                   416                  459
Registration fees                                                    6,976                 4,565                3,867
Audit fees                                                           1,750                 1,750                1,750
Other                                                                1,305                   439                1,843
                                                                     -----                   ---                -----
Total expenses                                                      14,923                11,910               11,705
   Less expenses reimbursed by AEFC                                 (9,754)               (4,784)              (7,320)
                                                                    ------                ------               ------
Total net expenses                                                   5,169                 7,126                4,385
                                                                     -----                 -----                -----
Investment income (loss)-- net                                        (756)               (2,630)              17,501
                                                                      ----                ------               ------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                           (38,382)               41,847               (3,693)
   Financial futures contracts                                          --                    --                 (669)
   Foreign currency transactions                                       (29)                 (229)                 304
   Option contracts written                                                                                       233
                                                                                                                  ---
Net realized gain (loss) on investments                            (38,411)               41,618               (3,825)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                           201,658               106,533               (9,070)
                                                                   -------               -------               ------
Net gain (loss) on investments and foreign currencies              163,247               148,151              (12,895)
                                                                   -------               -------              -------

Net increase (decrease) in net assets resulting
   from operations                                                $162,491              $145,521              $ 4,606
                                                                  ========              ========              =======

See accompanying notes to financial statements.


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

Statements of changes in net assets
Strategist World Fund, Inc.
                                                                               Strategist Emerging Markets Fund
                                                                           April 30, 1999              Oct. 31, 1998
                                                                          Six months ended              Year ended
                                                                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                  $   (756)                 $   3,330
Net realized gain (loss) on investments                                          (38,411)                  (223,049)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                         201,658                     (2,821)
                                                                                 -------                     ------
Net increase (decrease) in net assets
   resulting from operations                                                     162,491                   (222,540)
                                                                                 -------                   --------
Distributions to shareholders from:
   Net investment income                                                              --                     (1,190)
   Net realized gains                                                                 --                   (106,562)
                                                                                    ----                   --------
Total distributions                                                                   --                   (107,752)
                                                                                    ----                   --------

Capital share transactions (Note 3)
Proceeds from sales                                                                8,991                     39,868
Reinvestment of distributions at net asset value                                      --                    107,752
Payments for redemptions                                                          (2,542)                   (46,501)
                                                                                  ------                    -------
Increase (decrease) in net assets from capital
   share transactions                                                              6,449                    101,119
                                                                                   -----                    -------
Total increase (decrease) in net assets                                          168,940                   (229,173)
Net assets at beginning of period                                                421,573                    650,746
                                                                                 -------                    -------
Net assets at end of period                                                     $590,513                   $421,573
                                                                                ========                   ========

See accompanying notes to financial statements.


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

Statements of changes in net assets
Strategist World Fund, Inc.
                                                                                 Strategist World Growth Fund
                                                                           April 30, 1999              Oct. 31, 1998
                                                                          Six months ended              Year ended
                                                                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                  $ (2,630)                  $   (559)
Net realized gain (loss) on investments                                           41,618                     36,779
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                         106,533                     64,689
                                                                                 -------                     ------
Net increase (decrease) in net assets
   resulting from operations                                                     145,521                    100,909
                                                                                 -------                    -------
Distributions to shareholders from:
    Net investment income                                                         (1,770)                    (3,155)
    Net realized gains                                                           (29,010)                        --
                                                                                 -------                      -----
Total distributions                                                              (30,780)                    (3,155)
                                                                                 -------                     ------

Capital share transactions (Note 3)

Proceeds from sales                                                                8,515                     28,699
Reinvestment of distributions at net asset value                                  30,780                      3,155
Payments for redemptions                                                          (1,350)                   (11,703)
                                                                                  ------                    -------
Increase (decrease) in net assets from capital
    share transactions                                                            37,945                     20,151
                                                                                  ------                     ------
Total increase (decrease) in net assets                                          152,686                    117,905
Net assets at beginning of period                                                722,135                    604,230
                                                                                 -------                    -------
Net assets at end of period                                                     $874,821                   $722,135
                                                                                ========                   ========
Undistributed (excess of distributions over) net investment income              $ (4,295)                  $    105
                                                                                --------                   --------

See accompanying notes to financial statements.


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

Statements of changes in net assets
Strategist World Fund, Inc.
                                                                                 Strategist World Income Fund
                                                                           April 30, 1999              Oct. 31, 1998
                                                                          Six months ended              Year ended
                                                                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                  $ 17,501                   $ 40,476
Net realized gain (loss) on investments                                           (3,825)                    (8,054)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                                          (9,070)                     2,557
                                                                                  ------                      -----
Net increase (decrease) in net assets
   resulting from operations                                                       4,606                     34,979
                                                                                   -----                     ------
Distributions to shareholders from:
   Net investment income                                                         (18,357)                   (29,563)
   Net realized gain                                                              (2,062)                   (15,746)
                                                                                  ------                    -------
Total distributions                                                              (20,419)                   (45,309)
                                                                                 -------                    -------

Capital share transactions (Note 3)
Proceeds from sales                                                                3,200                      3,735
Reinvestment of distributions at net asset value                                  20,449                     45,309
Payments for redemptions                                                              --                    (20,693)
                                                                                  ------                    -------
Increase (decrease) in net assets from capital
   share transactions                                                             23,649                     28,351
                                                                                  ------                     ------
Total increase (decrease) in net assets                                            7,836                     18,021
Net assets at beginning of period                                                642,881                    624,860
                                                                                 -------                    -------
Net assets at end of period                                                     $650,717                   $642,881
                                                                                ========                   ========
Undistributed net investment income                                             $  2,651                   $  3,507
                                                                                --------                   --------

See accompanying notes to financial statements.


Notes to Financial Statements

Strategist World Fund, Inc.
(Unaudited as to April 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Strategist Emerging Markets Fund (Emerging Markets Fund), Strategist World Growth Fund (World Growth Fund), and Strategist World Income Fund (World Income
Fund), are series of capital stock within Strategist World Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 3 billion authorized shares of capital stock.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of World Trust (the Trust).

Emerging Markets Fund invests all of its assets in the Emerging Markets Portfolio, an open-end investment company that has the same objectives as the Fund. Emerging Markets Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in equity securities of issuers in countries with developing or emerging markets.

World Growth Fund invests all of its assets in the World Growth Portfolio, an open-end investment company that has the same objectives as the Fund. World Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world.

World Income Fund invests all of its assets in the World Income Portfolio, an open-end investment company that has the same objectives as the Fund. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. As of

April 30, 1999, the percentages of the corresponding Portfolio owned by Emerging Markets Fund, World Growth Fund and World Income Fund were 0.17%, 0.05% and 0.07%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Organizational costs
Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by American Express Financial Corporation (AEFC) representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared and paid at the end of each calendar year for Emerging Markets Fund and World Growth Fund and declared daily and paid each calendar quarter for World Income Fund are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
As of April 30, 1999, AEFC owned 120,255 shares for Emerging Markets Fund, 71,944 shares for World Growth Fund and 98,100 shares for World Income Fund.


2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% for Emerging Markets Fund, from 0.06% to 0.035% for World Growth Fund and from 0.06% to 0.04% for World Income Fund annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20 ($25 for World Income Fund).

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

A redemption fee of 0.50% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through Dec. 31, 1999. Under this agreement, each Fund's total expenses will not exceed 2.20% of Emerging Markets Fund's average daily net assets, 1.75% of World Growth Fund's average daily net assets and 1.35% of World Income Fund's average daily net assets.


3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                               Six months ended April 30, 1999
                                                                    Emerging                World             World
                                                                  Markets Fund           Growth Fund       Income Fund

Sold                                                                   2,850                 896                516
Issued for reinvested distributions                                       --               3,278              3,302
Redeemed                                                                (801)               (145)                --
                                                                        ----                ----              -----
Net increase (decrease)                                                2,049               4,029              3,818

                                                                                   Year ended Oct. 31, 1998
                                                                    Emerging                World             World
                                                                  Markets Fund           Growth Fund       Income Fund

Sold                                                                   9,248               3,297                611
Issued for reinvested distributions                                   24,544                 413              7,305
Redeemed                                                             (10,235)             (1,528)            (3,296)
                                                                     -------              ------             ------
Net increase (decrease)                                               23,557               2,182              4,620

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

4. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

Emerging Markets Fund

Fiscal period ended Oct. 31,

Per share income and capital changesa
                                                                           1999b                 1998                 1997c
Net asset value, beginning of period                                      $2.87                 $5.27                $5.00
                                                                          -----                 -----                -----
Income from investment operations:
Net investment income (loss)                                               (.01)                  .02                  .01
Net gains (losses) (both realized and unrealized)                          1.10                 (1.55)                 .27
                                                                           ----                 -----                  ---
Total from investment operations                                           1.09                 (1.53)                 .28
                                                                           ----                 -----                  ---
Less distributions:
Dividends from net investment income                                         --                  (.01)                (.01)
Distributions from realized gains                                            --                  (.86)                  --
                                                                           ----                  ----                 ----
Total distributions                                                          --                  (.87)                (.01)
                                                                           ----                  ----                 ----
Net asset value, end of period                                            $3.96                 $2.87                $5.27
                                                                          -----                 -----                -----

Ratios/supplemental data
Net assets, end of period (in thousands)                                   $591                  $422                 $651
                                                                           ----                  ----                 ----
Ratio of expenses to average daily net assetsd                            2.20%e                2.19%                2.20%e
                                                                          ----                  ----                 ----
Ratio of net investment income (loss) to average daily net assets         (.32%)e                .58%                 .12%e
                                                                          ----                   ---                  ---
Portfolio turnover rate (excluding short-term securities)                   79%                  108%                  87%
                                                                            --                   ---                   --
Total return                                                             37.98%               (34.82%)               5.90%
                                                                         -----                ------                 ----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 1999 (Unaudited).
c Inception date was Nov. 13, 1996.
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement,  the ratio of expenses to average daily net assets would have been  6.35%,  4.66% and 9.61% for the periods  ended  1999,  1998 and 1997, respectively.
e Adjusted to an annual basis.



World Growth Fund

Fiscal period ended Oct. 31,

Per share income and capital changesa
                                                                    1999b           1998            1997            1996c
Net asset value, beginning of period                               $8.72           $7.49           $7.08           $7.32
                                                                   -----           -----           -----           -----
Income from investment operations:
Net investment income (loss)                                        (.03)           (.01)            .02             .04
Net gains (losses) (both realized and unrealized)                   1.75            1.28             .40            (.28)
                                                                    ----            ----             ---            ----
Total from investment operations                                    1.72            1.27             .42            (.24)
                                                                    ----            ----             ---            ----
Less distributions:
Dividends from net investment income                                (.02)           (.04)           (.01)             --
Distributions from realized gains                                   (.35)             --              --              --
                                                                    ----            ----            ----            ----
Total distributions                                                 (.37)           (.04)           (.01)             --
                                                                    ----            ----            ----            ----
Net asset value, end of period                                    $10.07           $8.72           $7.49           $7.08
                                                                  ------           -----           -----           -----

Ratios/supplemental data
Net assets, end of period (in thousands)                            $875            $722            $604            $489
                                                                    ----            ----            ----            ----
Ratio of expenses to average daily net assetsd                     1.75%e          1.69%           1.65%            1.75%e
                                                                   ----            ----            ----             ----
Ratio of net investment income (loss) to
  average daily net assets                                         (.65%)e         (.08%)           .26%           1.61%e
                                                                   ----            ----             ---            ----
Portfolio turnover rate (excluding short-term securities)            38%             80%            199%             58%
                                                                     --              --             ---              --
Total return                                                      20.04%          17.02%           5.98%          (3.28%)
                                                                  -----           -----            ----           -----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 1999 (Unaudited).
c Inception date was May 13, 1996.
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 2.93%, 2.80%, 5.13% and 17.33% for the periods ended 1999, 1998, 1997, and 1996, respectively.
e Adjusted to an annual basis.



World Income Fund

Fiscal period ended Oct. 31,

Per share income and capital changesa
                                                                    1999e           1998            1997            1996b
Net asset value, beginning of period                               $6.21           $6.32           $6.24           $6.05
                                                                   -----           -----           -----           -----
Income from investment operations:
Net investment income (loss)                                         .17             .40             .36             .15
Net gains (losses) (both realized and unrealized)                   (.12)           (.05)           (.03)            .25
                                                                    ----            ----            ----             ---
Total from investment operations                                     .05             .35             .33             .40
                                                                     ---             ---             ---             ---
Less distributions:
Dividends from net investment income                                (.18)           (.30)           (.23)           (.15)
Excess distributions of net investment income                         --              --              --            (.06)
Distributions from realized gains                                   (.02)           (.16)           (.02)             --
                                                                    ----            ----            ----            ----
Total distributions                                                 (.20)           (.46)           (.25)           (.21)
                                                                    ----            ----            ----            ----
Net asset value, end of period                                     $6.06           $6.21           $6.32           $6.24
                                                                   -----           -----           -----           -----

Ratios/supplemental data
Net assets, end of period (in thousands)                            $651            $643            $627            $524
                                                                    ----            ----            ----            ----
Ratio of expenses to average daily net assetsc                     1.35%d          1.12%           1.35%           1.35%d
                                                                   ----            ----            ----            ----
Ratio of net investment income (loss) to average daily net assets  5.39%d          6.50%           6.28%           5.87%d
                                                                   ----            ----            ----            ----
Portfolio turnover rate (excluding short-term securities)            26%             27%             55%             24%
                                                                     --              --              --              --
Total return                                                        .69%           5.38%           6.61%           5.16%
                                                                    ---            ----            ----            ----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 3.61%, 2.29%, 5.36% and 19.23% for the periods ended 1999, 1998, 1997 and 1996, respectively.
d Adjusted to an annual basis.
e Six months ended April 30, 1999 (Unaudited). Ian King

Financial Statements

Statement of assets and liabilities

Emerging Markets Portfolio

April 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $289,446,189)                                                                        $355,446,467
Cash in bank on demand deposit                                                                               6,993,551
Dividends and accrued interest receivable                                                                      372,758
Receivable for investment securities sold                                                                    1,681,981
                                                                                                             ---------
Total assets                                                                                               364,494,757
                                                                                                           -----------

Liabilities
Payable for investment securities purchased                                                                  5,371,459
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                             3,137
Payable upon return of securities loaned (Note 4)                                                            2,487,200
Accrued investment management services fee                                                                      10,625
Other accrued expenses                                                                                          88,607
                                                                                                                ------
Total liabilities                                                                                            7,961,028
                                                                                                             ---------
Net assets                                                                                                $356,533,729
                                                                                                          ============

See accompanying notes to financial statements.



Statement of operations

Emerging Markets Portfolio

Six months ended April 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                                                 $  2,097,225
Interest                                                                                                       733,739
    Less foreign taxes withheld                                                                               (107,376)
                                                                                                              --------
Total income                                                                                                 2,723,588
                                                                                                             ---------
Expenses (Note 2):
Investment management services fee                                                                           1,643,145
Compensation of board members                                                                                    5,138
Custodian fees                                                                                                 378,898
Audit fees                                                                                                       8,250
Other                                                                                                           13,228
                                                                                                                ------
Total expenses                                                                                               2,048,659
    Earnings credits on cash balances (Note 2)                                                                  (2,620)
                                                                                                                ------
Total net expenses                                                                                           2,046,039
                                                                                                             ---------
Investment income (loss) -- net                                                                                677,549
                                                                                                               -------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                         (26,398,848)
    Foreign currency transactions                                                                             (552,250)
                                                                                                              --------
Net realized gain (loss) on investments                                                                    (26,951,098)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                     125,755,397
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                       98,804,299
                                                                                                            ----------
Net increase (decrease) in net assets resulting from operations                                            $99,481,848
                                                                                                           -----------

See accompanying notes to financial statements.


Statements of changes in net assets

Emerging Markets Portfolio
                                                                                     April 30, 1999       Oct. 31, 1998
                                                                                    Six months ended       Year ended
                                                                                      (Unaudited)

Operations
Investment income (loss)-- net                                                        $    677,549       $   5,371,569
Net realized gain (loss) on investments                                                (26,951,098)       (139,437,993)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                 125,755,397         (10,113,028)
                                                                                       -----------         -----------
Net increase (decrease) in net assets resulting from operations                         99,481,848        (144,179,452)
Net contributions (withdrawals) from partners                                          (27,944,992)         70,718,053
                                                                                       -----------          ----------
Total increase (decrease) in net assets                                                 71,536,856         (73,461,399)
Net assets at beginning of period                                                      284,996,873         358,458,272
                                                                                       -----------         -----------
Net assets at end of period                                                           $356,533,729        $284,996,873
                                                                                      ============        ============

See accompanying notes to financial statements.

Notes to Financial Statements

Emerging Markets Portfolio
(Unaudited as to April 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Emerging Markets Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended April 30, 1999, the Portfolio's custodian fees were reduced by $2,620 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $217,387,112 and $225,023,757, respectively, for the six months ended April 30, 1999. For the same period, the portfolio turnover rate was 79%. Realized gains and losses are determined on an identified cost basis.


4. LENDING OF PORTFOLIO SECURITIES
As of April 30, 1999, securities valued at $2,454,640 were on loan to brokers. For collateral, the Portfolio received $2,487,200 in cash. Income from securities lending amounted to $39,849 for the six months ended April 30, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. FOREIGN CURRENCY CONTRACTS
As of April 30, 1999, the Portfolio has foreign currency exchange contracts that obligate it to deliver  currencies  at specified  future dates.  The  unrealized
appreciation   and/or  depreciation  on  these  contracts  is  included  in  the accompanying  financial  statements.  See  "Summary  of  significant  accounting policies." The terms of the open contracts are as follows:

Exchange date                  Currency to             Currency to             Unrealized              Unrealized
                              be delivered             be received            appreciation            depreciation

May 3, 1999                     1,681,291               1,681,628                  $--                    $  353
                             Argentine Peso            U.S. Dollar

May 4, 1999                     1,413,500               8,584,186                  --                      2,784
                               U.S. Dollar         South African Rand             -----                   ------

Total                                                                              $--                    $3,137


Investments  in  Securities

Emerging  Markets Portfolio
April 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.2%)
Issuer                                                                               Shares                    Value(a)

Argentina (2.3%)

Energy
YPF Sociedad Anonima ADR                                                             199,000                 $8,358,000

Brazil (13.1%)

Banks and savings & loans (2.8%)
Uniao de Bancos Brasileiros GDR                                                      405,000                 10,049,063

Energy (3.1%)
Petroleo Brasileiro ADR                                                              687,700(b)              11,109,518

Utilities -- electric (0.9%)
Companhia Paranaense de Energia ADR                                                  389,000                  3,184,938

Utilities -- telephone (6.3%)
Tele Centro Sul Participacoes ADR                                                    142,000(b)               7,543,750
Tele Sudeste Celular Participacoes ADR                                               185,260(b,c)             5,291,489
Telesp Participacoes                                                             389,293,000                  9,728,821
Total                                                                                                        22,564,060

Chile (1.9%)

Chemicals (1.0%)
Sociedad Quimica y Minera de Chile ADR                                                99,440                  3,666,850

Utilities -- telephone (0.9%)
Compania de Telecomunicaciones de Chile ADR                                          126,224                  3,337,047

Egypt (0.2%)

Building materials & construction
Suez Cement GDR                                                                       44,060(d)                 739,107

Greece (6.0%)

Banks and savings & loans (3.3%)
Alpha Credit Bank                                                                     88,400                  6,310,186
Commercial Bank of Greece                                                             31,600                  5,526,410
Total                                                                                                        11,836,596

Building materials & construction (1.4%)
Titan Cement                                                                          67,000                  5,173,914

Utilities -- telephone (1.3%)
Panafon Hellenic Telecom                                                             168,900(b,d)             4,499,250

Hong Kong (2.2%)

Multi-industry conglomerates
Cosco Pacific                                                                     11,440,000                  7,748,312

Hungary (2.5%)

Banks and savings & loans (1.4%)
OTP Bank GDR                                                                         120,526(d)               5,155,500

Utilities -- telephone (1.1%)
Matav ADR                                                                            142,000(b)               3,993,750

India (5.0%)

Automotive & related (0.5%)
Tata Engineering & Locomotive GDR                                                    551,000                  1,804,525

Banks and savings & loans (0.4%)
State Bank of India GDR                                                              150,000                  1,338,750

Miscellaneous (2.2%)
Videsh Sanchar Nigam GDR                                                             668,000(d)               7,999,300

Textiles & apparel (1.0%)
Reliance Inds GDR                                                                    488,000(d)               3,660,000

Utilities -- telephone (0.9%)
Mahanagar Telephone Nigam GDR                                                        306,048(b,d)             3,190,550

Indonesia (1.3%)

Utilities -- telephone
Indosat                                                                            2,413,000                  4,663,123

Israel (3.6%)

Banks and savings & loans (1.3%)
Bank Hapoalim                                                                      1,890,000                  4,510,485

Communications equipment & services (1.6%)
ECI Telecommunications                                                               155,000                  5,715,625

Utilities -- telephone (0.7%)
Bezeq Israeli Telecommunication                                                      647,170                  2,515,032

Mexico (14.2%)

Banks and savings & loans (3.2%)
Grupo Financiero Banamex Accival                                                   4,427,471(b)              11,284,299

Beverages & tobacco (4.2%)
Coca-Cola FEMSA ADR                                                                  285,200                  5,900,075
Fomento Economico Mexicano ADR                                                       252,500                  9,184,688
Total                                                                                                        15,084,763

Media (3.2%)
Grupo Televisa                                                                       277,900(b)              11,393,900

Metals (0.9%)
Hylsamex                                                                           1,072,330                  3,098,615

Paper & packaging (2.0%)
Kimberly-Clark de Mexico ADR                                                         345,000                  6,986,250

Retail (0.7%)
Organizacion Soriana Cl B                                                            589,602                  2,654,485

Peru (1.0%)

Utilities -- telephone
Telefonica del Peru ADR                                                              237,000                  3,569,813

Philippines (2.0%)

Banks and savings & loans (1.1%)
Bank of the Philippine Islands                                                     1,247,000                  3,935,283

Utilities -- telephone (0.9%)
Philippine Long Distance Telephone ADR                                               100,988(c)               3,256,863

Poland (1.0%)

Banks and savings & loans
Bank Rozwoju Eksportu                                                                156,957                  3,493,668

South Africa (6.9%)

Computers & office equipment (1.5%)
Comparex Holdings                                                                    712,900                  5,389,238

Metals (3.4%)
Anglo American                                                                        90,300(b)               4,665,620
AngloGold ADR                                                                        323,800                  7,730,726
Total                                                                                                        12,396,346

Multi-industry conglomerates (2.0%)
Barlow                                                                             1,163,300                  6,977,939

South Korea (11.3%)

Banks and savings & loans (2.7%)
Hana Bank GDR                                                                        356,766                  4,914,452
Shinhan Bank                                                                         426,300                  4,698,806
Total                                                                                                         9,613,258

Building materials & construction (--%)
Hyundai Engineering & Construction                                                     6,140(b)                  57,603

Electronics (2.6%)
LG Cable & Machinery                                                                 394,700                  5,180,753
Samsung Display Devices                                                               79,300                  4,070,088
Total                                                                                                         9,250,841

Financial services (1.7%)
LG Securities                                                                        242,987                  6,133,461

Utilities -- electric (1.3%)
Korea Electric Power                                                                 155,700(b)               4,480,387

Utilities -- telephone (3.0%)
Korea Telecom                                                                        248,000                 10,850,652

Taiwan (7.1%)

Banks and savings & loans (0.5%)
Bank Sinopac                                                                       2,478,000                  1,743,025

Computers & office equipment (1.5%)
Asustek Computer GDR                                                                 139,900(b)               1,892,148
Synnex Technology Intl                                                               781,000(b)               3,558,705
Total                                                                                                         5,450,853

Electronics (4.2%)
Compal Electronics                                                                 1,990,573(b)               6,878,824
Hon Hai Precision Inds                                                               830,000(b)               4,518,022
Taiwan Semiconductor Mfg                                                           1,090,000(b)               3,683,328
Total                                                                                                        15,080,174

Metals (0.9%)
China Steel                                                                        4,173,000                  3,317,952

Thailand (3.5%)

Banks and savings & loans (2.5%)
Thai Farmers Bank                                                                  3,184,000(b)               8,827,640

Media (1.0%)
BEC World Public                                                                     674,000                  3,537,234

Turkey (6.3%)

Banks and savings & loans (4.9%)
Akbank T.A.S.                                                                    229,000,000                  7,304,871
Yapi Kredit Finance                                                              425,134,000                 10,198,114
Total                                                                                                        17,502,985

Multi-industry conglomerates (1.4%)
Haci Omer Sabanci Holding                                                        185,000,000                  5,069,000

United Kingdom (0.5%)

Banks and savings & loans
Zagrebacka Banka                                                                     186,010                  1,627,588

Total common stocks
(Cost: $263,527,123)                                                                                       $328,877,410



Preferred stock & other (0.5%)
Issuer                                                                                Shares                    Value(a)

Chile (--%)
Sociedad Quimica
    Rights                                                                             5,749(f)                      $--

Greece (--%)
Natl Bank of Greece
    Rights                                                                            42,160                    122,433

South Korea (0.2%)
LG Cable & Machinery
    Rights                                                                           128,998                    542,692

Thailand (0.3%)
Siam Commercial Bank
    5.25% Cv                                                                       1,703,000(d)               1,184,695

Total preferred stock & other
(Cost: $1,197,846)                                                                                           $1,849,820




Short-term securities (6.9%)
Issuer                                                     Annualized               Amount                    Value(a)
                                                          yield on date           payable at
                                                           of purchase             maturity

U.S. government agencies (5.9%)
Federal Home Loan Bank Disc Nt
    05-26-99                                                     4.70%            $3,200,000                 $3,189,578
Federal Home Loan Mtge Corp Disc Nts
    05-06-99                                                     4.75              1,700,000                  1,698,881
    05-12-99                                                     4.80                900,000                    898,688
    05-14-99                                                     4.69              2,500,000                  2,495,775
    05-14-99                                                     4.71              5,100,000                  5,091,345
    05-18-99                                                     4.79                600,000                    598,482
    05-25-99                                                     4.79              1,100,000                  1,096,509
    06-07-99                                                     4.78              1,700,000                  1,690,842
    06-16-99                                                     4.75              1,700,000                  1,688,792
    06-22-99                                                     4.71              2,600,000                  2,582,424
Total                                                                                                        21,031,316

Commercial paper (1.0%)
Ciesco LP
    05-03-99                                                     4.86                800,000                    799,785
Delaware Funding
    05-25-99                                                     4.82                700,000(e)                 697,760
Novartis Finance
    05-13-99                                                     4.82                500,000(e)                 499,198
Salomon Smith Barney
    06-09-99                                                     4.82              1,700,000                  1,691,178
Total                                                                                                         3,687,921

Total short-term securities
(Cost: $24,721,220)                                                                                         $24,719,237

Total investments in securities
(Cost: $289,446,189)(g)                                                                                    $355,446,467


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Negligible market value.

(g) At April 30, 1999, the cost of securities for federal income tax purposes was approximately $289,446,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $74,876,000
Unrealized depreciation                                             (8,876,000)
                                                                    ----------

Net unrealized appreciation                                        $66,000,000


Financial  Statements

Statement  of assets and liabilities
World Growth Portfolio

April 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $1,464,745,530)                                                                    $1,802,275,486
Cash in bank on demand deposit                                                                               2,263,140
Dividends and accrued interest receivable                                                                    3,023,298
Receivable for investment securities sold                                                                   59,591,744
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                           224,928
U.S. government securities held as collateral (Note 5)                                                      10,399,988
                                                                                                            ----------
Total assets                                                                                             1,877,778,584
                                                                                                         -------------

Liabilities
Payable for investment securities purchased                                                                  1,996,086
Payable upon return of securities loaned (Note 5)                                                          250,150,738
Accrued investment management services fee                                                                      33,087
Other accrued expenses                                                                                         120,711
                                                                                                               -------
Total liabilities                                                                                          252,300,622
                                                                                                           -----------
Net assets                                                                                              $1,625,477,962
                                                                                                        ==============

See accompanying notes to financial statements.


Statement of operations

World Growth Portfolio
Six months ended April 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                                                 $  6,610,540
Interest                                                                                                     2,213,198
    Less foreign taxes withheld                                                                               (748,427)
                                                                                                              --------
Total income                                                                                                 8,075,311
                                                                                                             ---------
Expenses (Note 2):
Investment management services fee                                                                           5,451,466
Compensation of board members                                                                                    6,686
Custodian fees                                                                                                 320,725
Audit fees                                                                                                      11,250
Other                                                                                                           21,504
                                                                                                                ------
Total expenses                                                                                               5,811,631
    Earnings credits on cash balances (Note 2)                                                                  (2,339)
                                                                                                                ------
Total net expenses                                                                                           5,809,292
                                                                                                             ---------
Investment income (loss) -- net                                                                              2,266,019
                                                                                                             ---------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                          72,456,796
    Foreign currency transactions                                                                             (537,612)
                                                                                                              --------
Net realized gain (loss) on investments                                                                     71,919,184
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                     189,318,664
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                      261,237,848
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $263,503,867
                                                                                                          ============

See accompanying notes to financial statements.


Statements of changes in net assets
World Growth Portfolio

                                                                                  April 30, 1999         Oct. 31, 1998
                                                                                 Six months ended         Year ended
                                                                                    (Unaudited)
Operations
Investment income (loss)-- net                                                    $    2,266,019         $    9,469,973
Net realized gain (loss) on investments                                               71,919,184             69,879,530
Net change in unrealized appreciation (depreciation ) on investments
    and on translation of assets and liabilities in foreign currencies               189,318,664            104,617,372
                                                                                     -----------            -----------
Net increase (decrease) in net assets resulting from operations                      263,503,867            183,966,875
Net contributions (withdrawals) from partners                                         81,929,457            (37,038,141)
                                                                                      ----------            -----------
Total increase (decrease) in net assets                                              345,433,324            146,928,734
Net assets at beginning of period                                                  1,280,044,638          1,133,115,904
                                                                                   -------------          -------------
Net assets at end of period                                                       $1,625,477,962         $1,280,044,638
                                                                                  ==============         ==============

See accompanying notes to financial statements.


Notes to Financial Statements

World Growth Portfolio

(Unaudited as to April 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Growth Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. Futures transactions To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income, including level-yield amortization of premium and discount, is accrued daily. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended April 30, 1999, the Portfolio's custodian fees were reduced by $2,339 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $600,193,489 and $536,342,938, respectively, for the six months ended April 30, 1999. For the same period, the portfolio turnover rate was 38%. Realized gains and losses are determined on an identified cost basis.


4. FOREIGN CURRENCY CONTRACTS
As of April 30, 1999, the Portfolio has foreign currency exchange contracts that obligate it to deliver  currencies  at specified  future dates.  The  unrealized
appreciation   and/or  depreciation  on  these  contracts  is  included  in  the accompanying  financial  statements.  See  "Summary  of  significant  accounting policies." The terms of the open contracts are as follows:

Exchange date                       Currency to               Currency to           Unrealized            Unrealized
                                   be delivered               be received           appreciation         depreciation

May 3, 1999                          1,993,928                18,433,864             $   1,079                $--
                                    U.S. Dollar              Mexican Peso

May 3, 1999                          1,426,841                 1,518,231                10,630                 --
                              European Monetary Unit          U.S. Dollar

May 7, 1999                         438,852,431                3,683,502                 7,867                 --
                                   Japanese Yen               U.S. Dollar

May 9, 1999                        5,790,367,801              48,682,280              184,707                  --
                                   Japanese Yen               U.S. Dollar

May 28, 1999                         2,319,713                2,471,654                20,645                  --
                              European Monetary Unit          U.S. Dollar             --------               -----

Total                                                                                 $224,928                $--


5. LENDING OF PORTFOLIO SECURITIES
As of April 30, 1999, securities valued at $240,382,468 were on loan to brokers.
For collateral, the Portfolio received $239,750,750 in cash and U.S. government securities valued at $10,399,988. Income from securities lending amounted to $309,508 for the six months ended April 30, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.



Investments in Securities

World Growth Portfolio
April 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (91.9%)
Issuer                                                                              Shares                    Value(a)

Argentina (0.8%)

Multi-industry conglomerates (0.4%)
Perez Companc ADR                                                                    550,000(c)              $6,844,806

Utilities -- telephone (0.4%)
Telefonica de Argentina ADR                                                          170,000                  6,353,750

Australia (1.6%)

Insurance (0.8%)
AMP                                                                                1,096,000                 12,801,170

Transportation (0.8%)
Brambles Inds                                                                        465,000                 13,664,025

Canada (2.0%)

Communications equipment & services (0.8%)
Nortel Networks                                                                      200,000(b,c)            13,637,500

Multi-industry conglomerates (0.5%)
Bombardier Cl B                                                                      570,100(c)               8,841,793

Utilities -- telephone (0.7%)
BCE                                                                                  231,800                 10,590,363

France (9.4%)

Banks and savings & loans (2.2%)
Banque Natl de Paris                                                                 429,496(c)              35,601,052

Electronics (5.8%)
Elf Aquitaine                                                                        105,000                 16,308,621
SGS-Thomson Microelectronics                                                         304,000                 31,670,962
Total Petroleum Cl B                                                                 340,423(b)              46,615,960
Total                                                                                                        94,595,543

Food (1.1%)
Sodexho Alliance                                                                     112,548(b)              18,468,001

Utilities -- electric (0.3%)
Suez Lyonnaise des Eaux                                                               27,231                  4,632,336

Germany (4.9%)

Automotive & related (1.5%)
Volkswagen                                                                           337,648                 23,938,534

Industrial equipment & services (3.4%)
Mannesmann                                                                           415,148                 54,655,230

Italy (6.2%)

Banks and savings & loans (5.9%)
Banca Intesa                                                                       6,003,766(c)              31,971,855
Instituto Bancario San Paolo di Torino                                             1,891,494(c)              28,379,409
Unicredito Italiano                                                                6,854,148(c)              34,762,182
Total                                                                                                        95,113,446

Utilities -- telephone (0.3%)
Telecom Italia                                                                       482,653                  5,135,428

Japan (0.1%)

Electronics
Fujikura                                                                             281,000(c)               1,463,898

Mexico (1.2%)

Banks and savings & loans (0.1%)
Grupo Financiero Banamex Accival                                                     752,950(b)               1,919,044

Multi-industry conglomerate (0.5%)
Grupo Financiero Banorte Cl B                                                      6,000,000(b)               7,779,222

Paper & packaging (0.6%)
Kimberly-Clark de Mexico                                                           2,400,000                  9,350,650

Netherlands (5.2%)

Industrial equipment & services (2.8%)
Philips Electronics                                                                  524,676                 45,181,372

Utilities -- telephone (2.4%)
Equant                                                                               433,900                 39,381,588

Singapore (0.6%)

Financial services
DBS Land                                                                           5,296,000                  9,803,426

Spain (3.4%)

Building materials & construction (1.0%)
Fomento de Construcciones y Contractas                                               273,596                 16,708,918

Utilities -- telephone (2.4%)
Telefonica de Espana                                                                 845,600                 39,624,985

Sweden (3.3%)

Banks and savings & loans (0.7%)
Nordbanken Holding                                                                 1,785,832(c)              11,216,989

Communications equipment & services (2.6%)
Ericsson (LM) Cl B                                                                 1,631,854                 42,836,657

Switzerland (3.5%)

Banks and savings & loans
UBS                                                                                  165,863(c)              56,327,954

United Kingdom (15.0%)

Media (0.8%)
British Sky Broadcasting Group                                                     1,550,309                 13,705,352

Multi-industry conglomerates (5.2%)
General Electric                                                                   5,579,197                 58,881,171
Williams                                                                           3,696,116                 25,197,532
Total                                                                                                        84,078,703

Retail (1.6%)
Great Universal Stores                                                             2,350,454                 26,791,415

Transportation (0.4%)
Stagecoach Holdings                                                                2,054,688                  7,123,603

Utilities -- telephone (7.0%)
Cable & Wireless Communications                                                    2,856,859(c)              32,609,331
Orange                                                                             2,684,808                 36,411,903
Vodafone                                                                           2,458,089                 45,003,186
Total                                                                                                       114,024,420

United States (34.4%)

Banks and savings & loans (1.5%)
Bank of America                                                                      343,720                 24,683,393

Chemicals (2.8%)
Du Pont (EI) de Nemours                                                              398,700                 28,158,188
Monsanto                                                                             396,740                 17,952,485
Total                                                                                                        46,110,673

Communications equipment & services (1.0%)
Lucent Technologies                                                                  280,200                 16,847,025

Computers & office equipment (7.4%)
America Online                                                                       167,000                 23,839,250
Cisco Systems                                                                        282,100(b)              32,177,030
Electronic Data Systems                                                              343,000(c)              18,436,250
Hewlett-Packard                                                                      293,900                 23,181,363
Intl Business Machines                                                               109,000                 22,801,438
Total                                                                                                       120,435,331

Electronics (1.5%)
Intel                                                                                386,600                 23,655,088

Energy (2.0%)
Texaco                                                                               530,900                 33,313,975

Financial services (3.4%)
Citigroup                                                                            424,100                 31,913,525
Fannie Mae                                                                           338,090                 23,983,259
Total                                                                                                        55,896,784

Health care (2.7%)
Boston Scientific                                                                    573,100(b)              24,392,569
Pfizer                                                                               168,000                 19,330,500
Total                                                                                                        43,723,069

Household products (0.9%)
Colgate-Palmolive                                                                    145,000                 14,853,438

Insurance (1.3%)
American Intl Group                                                                  182,100                 21,385,369

Leisure time & entertainment (0.7%)
Disney (Walt)                                                                        351,000                 11,144,250

Multi-industry conglomerates (1.3%)
General Electric                                                                     196,600                 20,741,300

Retail (3.8%)
Rite Aid                                                                             460,000                 10,723,750
Safeway                                                                              272,000(b)              14,671,000
Wal-Mart Stores                                                                      543,800                 25,014,800
Walgreen                                                                             430,000                 11,556,250
Total                                                                                                        61,965,800

Utilities -- telephone (4.1%)
MCI WorldCom                                                                         211,600(b)              17,390,875
AT&T                                                                                 347,100                 17,528,550
Frontier                                                                             308,300                 17,014,306
SBC Communications                                                                   269,400                 15,086,400
Total                                                                                                        67,020,131

Total common stocks
(Cost: $1,162,691,566)                                                                                   $1,493,966,799


Other (0.5%)
Issuer                                                                              Shares                    Value(a)

Italy
Banca Intesa
    Warrants                                                                       6,003,766                 $6,850,897

Spain
Telefonica
    Rights                                                                           845,600                    786,239

Total other
(Cost: $1,321,579)                                                                                           $7,637,136



Short-term securities (18.5%)
Issuer                                                     Annualized               Amount                    Value(a)
                                                          yield on date           payable at
                                                           of purchase             maturity

U.S. government agencies (15.7%)
Federal Home Loan Bank Disc Nts
    05-21-99                                                     4.77%            $4,700,000                 $4,687,623
    05-26-99                                                     4.70             16,400,000                 16,346,586
Federal Home Loan Mtge Corp Disc Nts
    05-04-99                                                     4.76              8,600,000                  8,596,603
    05-14-99                                                     4.69              4,600,000                  4,592,226
    05-17-99                                                     4.80              7,500,000                  7,482,050
    05-18-99                                                     4.79             13,400,000                 13,366,096
    05-20-99                                                     4.76             17,700,000                 17,655,767
    05-25-99                                                     4.74              9,100,000                  9,071,365
    06-07-99                                                     4.78             13,400,000                 13,327,815
    06-11-99                                                     4.74             34,700,000                 34,513,863
    06-15-99                                                     4.77             22,300,000                 22,156,026
    06-16-99                                                     4.75             43,500,000                 43,213,196
    06-18-99                                                     4.75             16,300,000                 16,188,192
    06-21-99                                                     4.72              9,400,000                  9,335,349
Federal Natl Mtge Assn Disc Nts
    05-18-99                                                     4.70             13,800,000                 13,769,437
    05-18-99                                                     4.77             19,400,000                 19,356,485
Total                                                                                                       253,658,679

Commercial paper (2.9%)
Ameritech Capital Funding
    05-11-99                                                     4.84             10,300,000(d)              10,286,209
BMW US Capital
    05-05-99                                                     4.86              4,400,000                  4,397,639
Delaware Funding
    06-17-99                                                     4.83              3,700,000(d)               3,676,813
Fleet Funding
    06-11-99                                                     4.85              6,900,000(d)               6,862,123
Goldman Sachs Group
    05-20-99                                                     4.84              1,800,000                  1,795,421
Natl Australia Funding (Delaware)
    05-03-99                                                     4.82             20,000,000                 19,994,667
Total                                                                                                        47,012,872

Total short-term securities
(Cost: $300,732,385)                                                                                       $300,671,551

Total investments in securities
(Cost: $1,464,745,530)(e)                                                                                $1,802,275,486


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to the financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At April 30, 1999, the cost of securities for federal income tax purposes was approximately $1,464,746,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                               $362,548,000
Unrealized depreciation                                (25,019,000)
                                                       -----------
Net unrealized appreciation                           $337,529,000

Financial  Statements

Statement  of assets and liabilities
World Income Portfolio

April 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $929,785,671)                                                                      $  933,687,780
Cash in bank on demand deposit                                                                               1,103,077
Dividends and accrued interest receivable                                                                   23,346,415
Receivable for investment securities sold                                                                    1,248,838
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                           818,120
U.S. government securities held as collateral for securities loaned (Note 5)                                95,701,108
                                                                                                            ----------
Total assets                                                                                             1,055,905,338
                                                                                                         -------------

Liabilities
Payable for investment securities purchased                                                                 10,410,890
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                            61,090
Payable upon return of securities loaned (Note 5)                                                           96,649,108
Accrued investment management services fee                                                                      19,162
Other accrued expenses                                                                                          75,016
                                                                                                                ------
Total liabilities                                                                                          107,215,266
                                                                                                           -----------
Net assets                                                                                              $  948,690,072
                                                                                                        ==============

See accompanying notes to financial statements.


Statement of operations

World Income Portfolio
Six months ended April 30, 1999 (Unaudited)

Investment income

Income:
Dividends                                                                                                $     194,250
Interest                                                                                                    32,091,758
    Less foreign taxes withheld                                                                                 (2,300)
                                                                                                                ------
Total income                                                                                                32,283,708
                                                                                                            ----------
Expenses (Note 2):
Investment management services fee                                                                           3,606,067
Compensation of board members                                                                                    6,118
Custodian fees                                                                                                 160,327
Audit fees                                                                                                      11,438
Other                                                                                                           53,091
                                                                                                                ------
Total expenses                                                                                               3,837,041
    Earnings credits on cash balances (Note 2)                                                                  (3,573)
                                                                                                                ------
Total net expenses                                                                                           3,833,468
                                                                                                             ---------
Investment income (loss) -- net                                                                              28,450,240
                                                                                                             ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                          (5,179,084)
    Financial futures contracts                                                                               (941,375)
    Foreign currency transactions                                                                              604,610
    Options contracts written (Note 7)                                                                         346,961
                                                                                                               -------
Net realized gain (loss) on investments                                                                     (5,168,888)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                     (13,769,194)
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                      (18,938,082)
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $  9,512,158
                                                                                                          ============

See accompanying notes to financial statements.


Statements of changes in net assets
World Income Portfolio
                                                                                     April 30, 1999       Oct. 31, 1998
                                                                                    Six months ended       Year ended
                                                                                      (Unaudited)

Operations
Investment income (loss)-- net                                                       $  28,450,240       $  61,053,694
Net realized gain (loss) on investments                                                 (5,168,888)        (12,436,385)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                 (13,769,194)          3,660,313
                                                                                       -----------           ---------
Net increase (decrease) in net assets resulting from operations                          9,512,158          52,277,622
Net contributions (withdrawals) from partners                                          (49,200,200)        (49,153,308)
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                (39,688,042)          3,124,314
Net assets at beginning of period                                                      988,378,114         985,253,800
                                                                                       -----------         -----------
Net assets at end of period                                                           $948,690,072        $988,378,114
                                                                                      ============        ============

See accompanying notes to financial statements.


Notes to Financial Statements

World Income Portfolio
(Unaudited as to April 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income, including level-yield amortization of premium and discount is accrued daily. For foreign bonds the Fund amortizes premium and original issue discount daily and market discount is recognized at the time of sale.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended April 30, 1999, the Portfolio's custodian fees were reduced by $3,573 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $231,825,488 and $327,823,837, respectively, for the six months ended April 30, 1999. For the same period, the portfolio turnover rate was 26%. Realized gains and losses are determined on an identified cost basis.


4. FOREIGN CURRENCY CONTRACTS
As of April 30, 1999, the Portfolio has foreign currency exchange contracts that obligate it to deliver  currencies  at specified  future dates.  The  unrealized
appreciation   and/or  depreciation  on  these  contracts  is  included  in  the accompanying  financial  statements.  See  "Summary  of  significant  accounting policies." The terms of the open contracts are as follows:

Exchange date                Currency to                     Currency to             Unrealized          Unrealized
                            be delivered                     be received            appreciation        depreciation

May 3, 1999                  10,471,980                       9,853,199               $     --             $61,090
                             U.S. Dollar               European Monetary Unit

May 5, 1999                  70,000,000                       8,537,522                241,281                  --
                            Swedish Krona                    U.S. Dollar

May 17, 1999                 13,440,000                      14,603,635                390,762                  --
                       European Monetary Unit                U.S. Dollar

June 14, 1999                12,000,000                      19,483,200                186,077                  --
                            British Pound                    U.S. Dollar              --------             -------

Total                                                                                 $818,120             $61,090


5. LENDING OF PORTFOLIO SECURITIES
As of April 30, 1999,  securities valued at $94,448,356 were on loan to brokers.
For collateral, the Portfolio received $948,000 in cash and U.S. government securities valued at $95,701,108. Income from securities lending amounted to $97,716 for the six months ended April 30, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. INTEREST RATE FUTURES CONTRACTS
As of April 30, 1999, investments in securities included securities valued at $4,724,725 that were pledged as collateral to cover initial margin deposits on 150 open purchase contracts and 100 open sales contracts. The market value of the open purchase contracts as of April 30, 1999 was $15,787,500 with a net unrealized loss of $152,475. The market value of the open sales contracts as of April 30, 1999 was $12,018,750 with a net unrealized gain of $205,850.


7. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows

                                                         Six months ended April 30, 1999
                                               Puts                                           Calls
                                Contracts                Premium               Contracts                 Premium
Balance Oct. 31, 1998               --                 $       --                   --                  $     --
Opened                             300                  1,038,700                  500                   797,700
Expired                           (300)                (1,038,700)                  --                        --
Closed                              --                         --                 (500)                 (797,700)
                                  ----                 ----------                 ----                  --------
Balance April 30, 1999              --                 $       --                   --                  $     --


Investments in Securities

World Income Portfolio
April 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (86.8%)(c)
Issuer                                                          Coupon             Principal                  Value(a)
                                                                  rate                amount

Argentina (0.8%)
Republic of Argentina
    (Japanese Yen)
        03-27-01                                                 5.50%           880,000,000                 $7,248,880

Australia (1.0%)
New South Wales Treasury
    (Australian Dollar)
        03-01-08                                                 8.00             12,300,000                  9,394,109

Bermuda (0.2%)
Central Euro Media
    (European Monetary Unit) Sr Nts Series RG
        08-15-04                                                 8.13              3,925,000                  1,738,733

Canada (3.9%)
Govt of Canada
    (Canadian Dollar)
        06-01-23                                                 8.00             38,810,000                 35,775,138
Rogers Cablesystems
    (Canadian Dollar)
        01-15-14                                                 9.65              2,000,000                  1,513,176

Cayman Islands (0.2%)
Roil
    (U.S. Dollar)
        12-05-02                                                12.78              4,149,900(d)               1,452,465

China (1.8%)
Greater Beijing First Expressways
    (U.S. Dollar) Sr Nts
        06-15-04                                                 9.25              3,500,000(d)               1,925,000
        06-15-07                                                 9.50              8,750,000(d)               4,637,500
Total                                                                                                         6,562,500

People's Republic of China
    (U.S. Dollar)
        07-03-01                                                 7.38              4,450,000                  4,531,880
Zhuhai Highway
    (U.S. Dollar) Sub Nts
        07-01-08                                                12.00             11,350,000(d)               6,015,500

Denmark (5.1%)
Govt of Denmark
    (Danish Krone)
        11-15-00                                                 9.00             40,000,000                  6,176,939
        05-15-03                                                 8.00            113,200,000                 18,802,283
        03-15-06                                                 8.00             65,000,000                 11,366,019
        11-10-24                                                 7.00             70,000,000                 12,340,047
Total                                                                                                        48,685,288

France (1.2%)
Govt of France
    (European Monetary Unit)
        04-25-05                                                 7.50              8,710,000                 11,238,382

Germany (7.4%)
Federal Republic of Germany
    (European Monetary Unit)
        07-22-02                                                 8.00             18,471,330                 22,482,814
        11-11-04                                                 7.50             33,175,566                 42,287,041
        07-04-27                                                 6.50              4,305,512                  5,648,474
Total                                                                                                        70,418,329

Greece (2.7%)
Hellenic Republic
    (Greek Drachma)
        03-21-00                                                 9.80          2,550,000,000                  8,317,700
        04-01-03                                                 8.90          4,888,000,000                 17,121,353
Total                                                                                                        25,439,053

Hong Kong (0.5%)
Hutchison Whampoa Finance
    (U.S. Dollar) Company Guaranty
        08-01-27                                                 7.50              5,000,000(d)               4,501,008

Indonesia (0.9%)
Indah Kiat Finance Mauritius
    (U.S. Dollar) Company Guaranty
        07-01-07                                                10.00              4,350,000(b)               2,936,250
Indah Kiat Pulp & Paper
    (U.S. Dollar)
        11-01-00                                                 8.88              2,500,000(b)               2,062,500
Tjiwi Kimia Finance Mauritius
    (U.S. Dollar) Company Guaranty
        08-01-04                                                10.00              2,450,000(b)               1,617,000
Tjiwi Kimia Intl
    (U.S. Dollar) Company Guaranty
        08-01-01                                                13.25              2,000,000(b)               1,620,000

Italy (4.3%)
Govt of Italy
    (European Monetary Unit)
        01-01-04                                                 8.50             23,821,533                 30,549,378
        11-01-26                                                 7.25              7,886,283                 10,676,070
Total                                                                                                        41,225,448

Japan (0.1%)
Nippon Express
    (Japanese Yen) Cv Series 4
        03-31-04                                                 1.00            120,000,000                  1,055,316

Malaysia (0.4%)
Petronas
    (U.S. Dollar)
        08-15-15                                                 7.75              4,550,000(d)               4,209,843

Mexico (1.5%)
Banco Nacional de Comercio Exterior
    (U.S. Dollar)
        02-02-04                                                 7.25              4,150,000                  3,815,406
Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                                10.13              2,639,406(d)               2,533,830
United Mexican States
    (British Pound) Medium-term Nts Series E
        05-30-02                                                 8.75              5,000,000                  7,996,303

Norway (1.6%)
Govt of Norway
    (Norwegian Krone)
        11-30-04                                                 5.75             60,000,000                  8,096,394
        01-15-07                                                 6.75             48,000,000                  6,948,864
Total                                                                                                        15,045,258

Philippines (0.6%)
Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
        03-06-07                                                 7.85              6,200,000(d,e)             5,516,970

Russia (0.2%)
Rostelecom
    (U.S. Dollar)
        02-15-00                                                 9.38              5,000,000(b)               1,750,000

Slovenia (1.1%)
Republic of Slovenia
    (European Monetary Unit)
        06-16-04                                                 5.75             17,750,000                 10,319,789

South Korea (0.5%)
Korea Electric Power
    (U.S. Dollar)
        12-01-03                                                 6.38              5,040,000                  4,836,660

Spain (2.5%)
Govt of Spain
    (European Monetary Unit)
        04-30-06                                                 8.80             17,441,371                 24,077,290

Sweden (4.8%)
Govt of Sweden
    (Japanese Yen) Medium-term Nts
        06-21-99                                                 3.88            600,000,000                  5,050,251
    (Swedish Krona)
        02-09-05                                                 6.00             44,500,000                  5,911,591
        08-15-07                                                 8.00            185,200,000                 27,999,264
Total                                                                                                        38,961,106

Paulson Enterprenad
    (Swedish Krona)
        12-15-00                                                 4.75             56,560,000                  6,733,848

United Kingdom (11.9%)
Abbey Natl First Capital
    (U.S. Dollar) Sub Nts
        10-15-04                                                 8.20              5,000,000                  5,492,094
Colt Telecom Group
    (European Monetary Unit)
        07-31-08                                                 7.63              6,400,000                  3,569,846
Texon Intl
    (European Monetary Unit) Sr Nts
        02-01-08                                                10.00              4,000,000                  2,031,268
United Kingdom Treasury
    (British Pound)
        03-03-00                                                 9.00             21,700,000                 36,025,231
        06-10-03                                                 8.00             27,000,000                 48,292,210
        12-07-05                                                 8.50              9,200,000                 17,852,927
Total                                                                                                       102,170,368

United States (30.5%)
Chesapeake
    (U.S. Dollar)
        05-01-03                                                 9.88              1,000,000                  1,127,362
Citicorp
    (European Monetary Unit)
        09-19-09                                                 3.47             10,800,000                  6,389,682
Cleveland Electric Illuminating
    (U.S. Dollar) 1st Mtge Series B
        05-15-05                                                 9.50              3,000,000                  3,202,948
Dayton Hudson
    (U.S. Dollar)
        12-01-22                                                 8.50              3,265,000                  3,547,647
Executive Risk Capital
    (U.S. Dollar) Company Guaranty Series B
        02-01-27                                                 8.68              3,500,000                  3,728,347
Federal Natl Mtge Assn
    (U.S. Dollar)
        02-01-27                                                 7.50              2,724,828                  2,802,049
        06-01-27                                                 7.50              4,517,248                  4,645,267
Total                                                                                                         7,447,316

Federal Natl Mtge Assn Global
    (Japanese Yen)
        12-20-99                                                 2.00            500,000,000                  4,234,076
General Motors
    (U.S. Dollar)
        07-15-01                                                 9.13              2,000,000                  2,131,916
GTE North
    (U.S. Dollar) Series F
        02-15-10                                                 6.38              9,950,000                 10,006,536
Nationwide CSN Trust
    (U.S. Dollar)
        02-15-25                                                 9.88              7,000,000(d)               8,138,191
New York Life Insurance
    (U.S. Dollar)
        12-15-23                                                 7.50              7,000,000(d)               6,793,151
Overseas Private Investment
    (U.S. Dollar) U.S. Govt Guaranty Series 1996A
        01-15-09                                                 6.99              7,500,000                  7,714,125
PDV America
    (U.S. Dollar) Sr Nts
        08-01-03                                                 7.88              3,500,000                  3,259,704
Phillips Petroleum
    (U.S. Dollar)
        04-15-23                                                 7.92              3,115,000                  3,209,975
Questar Pipeline
    (U.S. Dollar)
        06-01-21                                                 9.38              1,000,000                  1,078,029
Salomon Smith Barney Holdings
    (U.S. Dollar)
        01-15-03                                                 6.13             10,400,000                 10,424,352
Southern California Gas
    (U.S. Dollar) 1st Mtge Series BB
        03-01-23                                                 7.38                900,000                    899,361
Swiss Bank
    (U.S. Dollar) Sub Deb
        07-15-25                                                 7.50              4,700,000                  4,967,909
TU Electric Capital
    (U.S. Dollar) Company Guaranty
        01-30-37                                                 8.18              6,150,000                  6,404,840
U S WEST Communications
    (U.S. Dollar)
        11-10-26                                                 7.20              6,000,000                  5,978,527
U.S. Treasury
    (U.S. Dollar)
        02-15-00                                                 5.88             10,000,000                 10,076,619
        11-15-01                                                 7.50             62,000,000(e,f)            65,432,363
        11-15-16                                                 7.50             79,950,000(e,f)            93,709,755
    (U.S. Dollar) TIPS
        01-15-07                                                 3.38             10,000,000(g)              10,017,394
Total                                                                                                       179,236,131

USX
    (U.S. Dollar)
        03-01-08                                                 6.85              4,775,000                  4,761,895
Zurich Capital
    (U.S. Dollar) Company Guaranty
        06-01-37                                                 8.38              4,550,000(d)               4,820,836

Venezuela (1.1%)
PDVSA Finance
    (U.S. Dollar)
        02-15-10                                                 9.75             10,000,000(d)               9,964,296

Total bonds
(Cost: $819,289,854)                                                                                       $823,557,986

Preferred stock & other (0.5%)(c)
Issuer                                                                                  Shares                 Value(a)

Mexico Value
    Rights                                                                             1,000(h)                     $--
Pinto Totta Intl Finance
    7.77%                                                                              5,000(b,d)             4,650,000

Total preferred stock & other
(Cost: $5,000,000)                                                                                           $4,650,000


Short-term securities (11.1%)
Issuer                                                     Annualized               Amount                    Value(a)
                                                          yield on date           payable at
                                                           of purchase             maturity

U.S. government agencies (8.3%)
Federal Home Loan Mtge Corp Disc Nts
        05-04-99                                                 4.74%           $12,300,000                $12,293,522
        05-05-99                                                 4.77              9,500,000                  9,493,706
        05-20-99                                                 4.74             15,600,000                 15,559,049
        05-25-99                                                 4.74              6,200,000                  6,179,678
        06-15-99                                                 4.74             15,100,000                 15,009,123
        06-16-99                                                 4.75              9,300,000                  9,240,627
Federal Natl Mtge Assn Disc Nt
        06-14-99                                                 4.73             11,400,000                 11,333,024
Total                                                                                                        79,108,729

Commercial paper (2.4%)
CAFCO
        06-15-99                                                 4.83              6,900,000(i)               6,857,680
Delaware Funding
        05-11-99                                                 4.86                900,000(i)                 898,666
Deutsche Bank Financial
        05-26-99                                                 4.81              4,400,000                  4,384,778
Falcon Asset
        06-01-99                                                 4.84              1,100,000(i)               1,095,287
Fleet Funding
        06-09-99                                                 4.83              8,200,000(i)               8,156,267
Westpac Capital
        06-10-99                                                 4.83              1,700,000                  1,690,707
Total                                                                                                        23,083,385

Letter of credit (0.4%)
Bank of America-
AES Hawaii
        05-28-99                                                 4.82              3,300,000                  3,287,680

Total short-term securities
(Cost: $105,495,817)                                                                                       $105,479,794

Total investments in securities
(Cost: $929,785,671)(j)                                                                                    $933,687,780


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

Type of security                                  Notional amount

Purchase contracts
Japanese Yen, June 1999                                  $187,500

Sale contracts
U.S. Treasury Bonds, June 1999                            100,000

(g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Negligible market value.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) At April 30, 1999, the cost of securities for federal income tax purposes was approximately $931,431,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                         $29,410,000
Unrealized depreciation                         (27,153,000)
                                                -----------

Net unrealized appreciation                      $2,257,000

American    Express   Service   Corporation, Distributor

S-6145 D (6/99)